As filed with the Securities and Exchange Commission on December 12, 2005	Registration No. 333-70600 Registration No. 811-5626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 10 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and

AMENDMENT TO THE REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

SEPARATE ACCOUNT B
(Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (610) 425-3400

Kimberly Smith, Esq.	Michael A. Pignatella, Esq.	James Shuchart, Esq.
ING	ING	ING
1475 Dunwoody Drive	151 Farmington Avenue	1475 Dunwoody Drive
West Chester, PA 19380-1478	Hartford, CT 06156	West Chester, PA 19380-1478
(610) 425-4139	(860) 723-2239	(610) 425-3563

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on December 23, 2005 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

PARTS A, B AND C

Parts A, B, and C for this registration statement are incorporated herein by reference to Parts A, B, and C of Post-Effective Amendment No. 9 to

Registration Statement on Form N-4 (File No. 333-70600), as filed electronically on October 14, 2005.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-70600) and has caused this Post-Effective Amendment No. 10 to be signed on its behalf in the City of Hartford, State of Connecticut on this 12th day of December, 2005.

SEPARATE ACCOUNT B
(Registrant)
	By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
	By:	Harry N. Stout*

Harry N. Stout President
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on December 12, 2005 by the following persons in their capacities as indicated.
Signature	Title

Harry N. Stout*	President

Harry N. Stout	(principal executive officer)

Catherine H. Smith*	Director

Catherine H. Smith

Thomas J. McInerney*	Director

Thomas J. McInerney

Kathleen A. Murphy*	Director

Kathleen A. Murphy

Jacques de Vaucleroy*	Director

Jacques de Vaucleroy

David A. Wheat*	Director and Chief Financial Officer

David A. Wheat	(principal accounting officer)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella Counsel of Depositor

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney.